Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables

		December 31,
		2022	2021
	Notes	US$ in millions
Trade payables	21(a)	$23	$31
Customer deposits and other deferred revenue	21(b)	350	401
Interest payables		167	141
Accrued employee benefit expenses		162	134
Construction payables and accruals		86	188
Other tax payables		69	115
Outstanding chip liability	21(b)	49	65
Interest payable related to LVS Term Loan	26(a)(iii)	28	—
Loyalty program liability	21(b)	25	26
Casino liabilities		15	21
Payables to related companies	26(b)	8	5
Other payables and accruals		54	56
		1,036	1,183
Less: non-current portion		(128)	(112)
Current portion		$908	$1,071

Trade payables aging	The aging analysis of trade payables based on invoice date is as follows:

	December 31,
	2022	2021
	US$ in millions
0-30 days	$18	$22
31-60 days	4	7
61-90 days	1	1
Over 90 days	—	1
	$23	$31

Contract and contract related liabilities
The following table summarizes the liability activity related to contracts with customers:

	Outstanding chip liability		Loyalty program liability		Customer deposits and other deferred revenue(i)
	2022	2021	2022	2021	2022	2021
	US$ in millions
Balance at January 1	$65	$189	$26	$28	$401	$412
Balance at December 31	49	65	25	26	350	401
Decrease(ii)	$(16)	$(124)	$(1)	$(2)	$(51)	$(11)

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(i)Of this amount, US$122 million, US$118 million and US$125 million as at December 31, 2022, December 31, 2021, and January 1, 2021, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.
(ii) The decrease noted in outstanding chip liability in 2021 primarily resulted from the closure of the fixed room junket operations in December 2021.